Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 47,353	$ 138,283	$ 224,474
Prepaid expenses	28,602	15,848	494,844
Due from related party	31,849	31,849	28,462
Other receivable, net of reserve for credit losses of $225,000	0	0
Marketable securities held in Trust Account	15,779,835	51,976,918	194,767,885
Total current assets		52,162,898	195,515,665
Total Assets	15,887,639	52,162,898	195,515,665
Current liabilities:
Accounts payable	364,459	132,349	8,185
Accrued expenses	843,436	471,830	307,966
Accrued offering costs		0	279,678
Promissory note – related party	2,350,000	1,230,000	0
Accrued interest - related party	97,903	28,288	0
Deferred underwriting commissions	6,641,250	6,641,250	6,641,250
Total current liabilities		8,503,717	7,237,079
Total Liabilities	10,297,048	8,503,717	7,237,079
Commitments and Contingencies (Note 7)
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 1,372,687 and 4,772,187 shares subject to redemption as of September 30, 2024 and December 31, 2023, respectively	15,779,835	51,976,918	194,767,885
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(10,189,718)	(8,318,211)	(6,489,773)
Total Shareholders' Deficit	(10,189,244)	(8,317,737)	(6,489,299)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	15,887,639	52,162,898	195,515,665
Common Class A [Member]
Shareholders' Deficit:
Ordinary shares	474	474	0
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares	$ 0	$ 0	$ 474